RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)						12 Months Ended
	Jan. 30, 2024	Jan. 01, 2021	Oct. 01, 2020	Jan. 01, 2020	Jun. 24, 2019	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2020	Apr. 16, 2020	Jun. 29, 2019
Related Party Transaction [Line Items]
Annual service						$ 1,579,137	$ 1,469,044
Shares issued upon exercise of warrants						28,770,478	28,770,478
Rent						$ 0	$ 48,000
Major Shareholder [Member]
Related Party Transaction [Line Items]
Note payable	$ 165,000
Maturity date	Jan. 30, 2025
Interest expense						2,880	2,658
Accrued interest						4,090
Major Shareholder [Member] | Major Shareholder [Member]
Related Party Transaction [Line Items]
Interest rate	1.75%
Benjamin Kaplan [Member]
Related Party Transaction [Line Items]
Annual service						288,000	288,000
Shares issued upon exercise of warrants								3,358,498
Warrants issued during period, value								$ 720,695
Annual salary compensation							24,000
Equity payable							0
Benjamin Kaplan [Member] | Executive Consulting Agreement [Member]
Related Party Transaction [Line Items]
Initial term		36 months			24 months
Accrued expenses						1,575,948	1,417,548
Accrued compensation equity						3,157,789	3,157,789
Annual service						$ 408,400	408,400
Number of shares issued						1,000,000,000
Payments to CEO						$ 250,000
Common stock issued and outstanding percentage										5.00%
Warrants exercise price									$ 0.01
Warrant expiry date									Apr. 16, 2022
Stock grants significant transactions						the CEO shall be granted shares of common stock or new series of preferred shares of the Company that is convertible into common stock equal to 10% of the value of all the consideration, including any stock, cash or debt of such completed transaction.
Cash flow or equivalent value						$ 250,000
Accrued compensation						0	0
Other expenses						3,000
Reimbursement expenses						700
Rent						4,000
Benjamin Kaplan [Member] | Executive Consulting Agreement [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Payment for contingent consideration								500,000
Payment of consideration for rendered services								$ 1,000,000
James Cardwell [Member] | Consulting Agreement [Member]
Related Party Transaction [Line Items]
Compensaion paid			$ 1,500
Accrued expense						0	0
Chief Techonology Officer [Member] | Executive Employment Agreement [Member]
Related Party Transaction [Line Items]
Accrued expenses						$ 209,597	$ 209,597
Chief Techonology Officer [Member] | Executive Employment Agreement [Member] | Service [Member]
Related Party Transaction [Line Items]
Annual service				$ 120,000